Acquisitions - Summary of acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets acquired:
Cash	$ 299,329	$ 73,542	$ 42,310
Accounts receivable, net	60,427	28,830
Prepaid expenses and other current assets	35,667	10,140
Inventory	385,695	197,991
Biological assets	78,600	46,210	19,197
Property, plant and equipment, net	379,720	242,855	129,812
Right-of-use assets	285,111	267,168	82,794
Other assets	22,048	35,135
Intangible assets :
Intangible assets	1,010,008	707,634	185,635
Net deferred tax liability	(299,333)	(200,805)
Licenses
Intangible assets :
Intangible assets	836,984	536,287	182,969
Service agreements
Intangible assets :
Intangible assets	9,283	9,936
Non-compete agreements
Intangible assets :
Intangible assets	22,800	24,008	$ 745
Arrow
Assets acquired:
Cash		711
Inventory		508
Property, plant and equipment, net		1,854
Right-of-use assets		2,058
Intangible assets :
Liabilities assumed		(5,885)
Consideration transferred		37,681
Arrow | Licenses
Intangible assets :
Intangible assets		38,435
Blue Kudu
Assets acquired:
Cash		276
Accounts receivable, net		350
Inventory		123
Property, plant and equipment, net		56
Right-of-use assets		812
Intangible assets :
Liabilities assumed		(1,469)
Consideration transferred		3,993
Blue Kudu | Licenses
Intangible assets :
Intangible assets		$ 3,845
OGT
Intangible assets :
Consideration transferred	20,000
OGT | Licenses
Intangible assets :
Intangible assets	$ 20,000